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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630
Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President

Keyco Bond Fund, Inc.

27777 Franklin Road, Suite 1630

Southfield, Michigan 48034

(Name and Address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: September 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Item 1. Annual Report to Shareholders.

KEYCO BOND FUND, INC.

27777 Franklin Road - Suite 1630

Southfield, Michigan 48034

(248) 353-0790

November 20, 2013

To Our Shareholders:

We are pleased to send you this Annual Report of Keyco Bond Fund, Inc. for the year ended September 30, 2013.

Municipal bond interest rates have increased during the year, particularly during the last three months of the year, resulting in a significant decrease in the value of the Fund’s bond portfolio. As a result, the year-end value of the Fund’s bond portfolio declined by $1,387,715.

The Board of Directors, on November 1, 2013, declared quarterly dividends totaling $0.69 per share for the year ending September 30, 2014. This amount is subject to revision in September 2014 based upon actual net investment income for the year. Dividends will be paid quarterly on the last business day of January and the first business day of May, August and November.

Taxable dividends were also declared by the Board of Directors in order to comply with the requirements of the Internal Revenue Code. The Fund paid a total of $3,788 (approximately 0.3 cents per share) as a capital gain dividend for the period November 2012 through October 2013.

An IRS Form 1099-DIV will be issued in January 2014 to those shareholders receiving $10 or more of the capital gain dividend and/or $10 or more of tax-exempt dividends, reported as exempt-interest dividends, in 2013. The tax reporting letter will be sent with your Form 1099-DIV.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. will be held on Tuesday, December 10, 2013, at 10:30 a.m. at 27777 Franklin Road, Suite 1630, Southfield, Michigan, for the purpose of electing Directors and ratifying the selection of Grant Thornton LLP as our auditors.

Mark Schlussel and David Page continue to serve as independent outside Directors with remuneration of $2,000 each per meeting. In addition, the Fund pays Tauber Enterprises, LLC $45,000 annually for certain accounting and administrative services and office space rental.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,

/s/ Joel D. Tauber

Joel D. Tauber
President

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

For the Year Ended September 30, 2013

The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.

Net Investment Income

The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the year was $865,179 or $.68 per share compared with $927,376 or $.73 per share last year. This $62,197 change was the result of a decrease of $41,789 in interest income and an increase of $20,408 in expenses, primarily in legal expenses.

As of September 30, 2013, the weighted average annual yield on the Fund’s portfolio was 4.69% based on cost and 4.66% based on market value.

Valuation of Bonds and Net Asset Value

Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund’s custodian, who uses a matrix pricing system.

The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets. The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When rates increase, the value of the bond portfolio decreases. When rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

The net asset value of the Fund was $25,234,553 or $19.91 per share at September 30, 2013, a decrease of $1,384,326 or $1.10 per share from September 30, 2012. Municipal bond interest rates ended the year higher than at the beginning of the year.

The weighted average maturity was 13.2 years, an increase from the prior year weighted average maturity of 12.0 years.

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

For the Year Ended September 30, 2013

Asset Allocation

Based on net asset value, the bond portfolio is allocated by state/territory as follows:

Other

During the year 18 bonds either matured or were called or sold for total proceeds of $3,652,004. The Fund realized a capital gain of $3,667 which is taxable to the shareholders.

Cash from these dispositions was reinvested in bonds to be pre-refunded or maturing in less than a year to twenty-nine years. Portfolio turnover was 14.8%.

KEYCO BOND FUND, INC.

Additional Information

September 30, 2013

Obtaining Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s Form N-Q may be viewed and copied at the SEC’s Public Reference Room in Washington DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.

Information on Proxy Voting Policies, Procedures and Records

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

Keyco Bond Fund, Inc.

Financial Statements and Report of Independent

Registered Public Accounting Firm

September 30, 2013

Report of Independent Registered Public Accounting Firm

Board of Directors and Shareholders

Keyco Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Keyco Bond Fund, Inc. (“the Fund”), including the schedule of portfolio investments, as of September 30, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Keyco Bond Fund, Inc. as of September 30, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Grant Thornton LLP

Chicago, Illinois
November 12, 2013

Keyco Bond Fund, Inc.

Statement of Assets and Liabilities

September 30, 2013

Assets
Investments in securities, at fair value (cost $24,739,526)	$24,901,616
Money market fund	82,938
Cash	24,927
Accrued interest receivable	384,824

Total assets	25,394,305

Liabilities
Accounts payable	5,035
Dividends payable	154,717

Total liabilities	159,752

Net Assets	$25,234,553

Net Assets consist of:
Capital stock, $.02 par value; 3,000,000 shares authorized; 1,267,258 shares issued and outstanding	$25,345
Additional paid-in capital	730,733
Retained earnings prior to July 1, 1979	24,093,500
Accumulated undistributed net investment income	222,885
Net unrealized appreciation of investments	162,090

$25,234,553

Net Asset Value per share ($25,234,553 / 1,267,258 shares outstanding)	$19.91

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Operations

For the Year Ended September 30, 2013

Interest income		$990,977
Expenses
Legal and accounting	$101,139
Custodial fee	17,132
Directors’ fees	3,500
Miscellaneous	4,027

Total expenses		125,798

Net investment income		865,179
Realized gain on investments
Proceeds from maturity, sales and calls	3,652,004
Cost of securities matured, sold or called	3,648,337

Net realized gain on investments		3,667
Net change in unrealized appreciation of investments
Investments held, September 30, 2013
At fair value	24,901,616
At cost	24,739,526

Unrealized appreciation, September 30, 2013	162,090
Less: Unrealized appreciation, September 30, 2012	1,549,805

Net change in unrealized appreciation (depreciation) of investments		(1,387,715)

Net realized and unrealized gain (loss) on investments		(1,384,048)

Net decrease in net assets resulting from operations		$(518,869)

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statements of Changes in Net Assets

For the Years Ended September 30,

	2013	2012
Net assets, beginning of year	$26,618,879	$25,859,514

Changes in net assets from operations
Net investment income	865,179	927,376
Net realized gain on investments	3,667	29,875
Changes in unrealized appreciation (depreciation) of investments	(1,387,715)	757,115

Net increase (decrease) in net assets resulting from operations	(518,869)	1,714,366
Changes in net assets from capital transactions
Dividends declared from net investment income	(861,790)	(925,126)
Dividends declared from net capital gains	(3,667)	(29,875)

Total distributions	(865,457)	(955,001)

Net increase (decrease) in net assets	(1,384,326)	759,365

Net assets, end of period (including undistributed net investment income of $222,885 and $219,496 at September 30, 2013 and 2012)	$25,234,553	$26,618,879

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Financial Highlights

Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements for the years ended September 30.

	2013		2012	2011	2010	2009
Per share operating performance
Net asset value, beginning of period	$21.01		$20.41	$20.64	$20.63	$19.42
Net investment income	0.68		0.73	0.84	0.86	0.92
Net realized and unrealized gain (loss) on investments	(1.10)		0.62	(0.22)	0.02	1.30

Total from investment operations	(0.42)		1.35	0.62	0.88	2.22

Less distributions from
Net investment income	(0.68)		(0.73)	(0.84)	(0.85)	(0.92)
Net realized gain on investments	(0.00	)(b)	(0.02)	(0.01)	(0.02)	(0.09)

Total distributions	(0.68)		(0.75)	(0.85)	(0.87)	(1.01)

Net asset value, end of period	$19.91		$21.01	$20.41	$20.64	$20.63

Total return per share net asset value (a)	(2.0%)		6.6%	3.0%	4.3%	11.4%
Ratios and supplemental data
Net assets, end of period (in 000s)	$25,235		$26,619	$25,860	$26,159	$26,152
Ratio of net investment income to average net assets	3.3%		3.5%	4.2%	4.2%	4.6%
Ratio of expenses to average net assets	0.5%		0.4%	0.4%	0.4%	0.3%
Portfolio turnover rate	14.8%		13.2%	7.6%	9.7%	15.4%

(a)	Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value excluding reinvestment of dividends. These percentages are not an indication of the performance of a shareholder’s investment in the Fund.
(b)	Less than one-half cent per share.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Schedule of Portfolio Investments

September 30, 2013

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Michigan (16.5%)
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024 (AGM insured)	$350,000	$363,702	$336,294
Fowlerville, Michigan, Community Schools, 3%, May 2025 (Q-SBLF enhanced)	500,000	493,745	469,780
Galesburg-Augusta, Michigan, Community Schools, 5%, May 2014 (National insured, Q-SBLF enhanced)	100,000	105,837	102,646
Grand Ledge, Michigan, Public Schools, 5%, May 2022 (National FGIC insured, Q-SBLF enhanced)	400,000	432,496	419,180
Michigan Municipal Bond Authority, Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	347,633	348,800
Michigan State Building Authority, Revenue, 5%, October 2029	250,000	250,000	262,473
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 2036	500,000	500,000	476,570
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, Q-SBLF enhanced)	400,000	415,496	427,784
Utica, Michigan, Community Schools, 5%, May 2020 (Q-SBLF enhanced)	400,000	423,232	401,500
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced)	650,000	678,178	696,163
Zeeland, Michigan, Public Schools, 5%, May 2023 (National insured, Q-SBLF enhanced)	225,000	235,348	231,300

	4,100,000	4,245,667	4,172,490

Other States and Territories (82.2%)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)*	$375,000	$367,661	$377,947
University of Alaska, 4.7%, October 2030 (National FGIC insured)	115,000	117,510	115,000
Arizona Board of Regents, University of Arizona System, Revenue, 5% June 2038	250,000	259,830	260,888
Colorado State Board of Governors, University Enterprise System, Revenue, 5.25%, March 2027 (National FGIC insured)	170,000	182,002	195,466
Colorado State Board of Governors, University Enterprise System, Revenue, 5.25%, March 2027 (National FGIC insured)	30,000	32,118	31,842
University of Colorado, Enterprise System Revenue, 5%, June 2032 (National insured)	500,000	504,310	533,515
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	427,089	436,613
District of Columbia, Series A, 4.75%, June 2033 (National FGIC insured)	400,000	400,000	403,588
Collier County, Florida, School Board, Certificates of Participation, 4.625%, February 2026 (AGM insured)	425,000	441,516	444,618
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	515,000	496,997	541,620
Florida State, Board of Education, Public Education, Capital Outlay, Series C, 4.75%, June 2034	500,000	524,045	516,420
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027 (National FGIC insured)	500,000	500,000	542,900
Georgia State, Series D, 4%, December 2015	150,000	157,502	150,932

Keyco Bond Fund, Inc.

Schedule of Portfolio Investments - Continued

September 30, 2013

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Other States and Territories (continued)
Georgia State Housing and Finance Authority, 3.45%, December 2032	$500,000	$500,000	$448,180
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2031 (National insured)	350,000	368,816	368,011
Hawaii State, Series DN, 5.5%, August 2028	500,000	498,775	566,585
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	470,000	470,000	466,202
Illinois Finance Authority, 4%, October 2033	250,000	264,762	233,475
Southern Illinois University Revenue, 5%, April 2026 (National insured)	750,000	798,225	771,225
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	488,420	548,670
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	485,726	487,574
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029 (National FGIC insured)	975,000	982,125	997,737
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)*	500,000	531,910	539,135
Massachusetts State Housing Finance Agency, 3.35%, December 2028	250,000	250,000	225,793
Omaha, Nebraska, Sanitary Sewer, Revenue, 4.25%, November 2038	250,000	251,740	239,193
Clark County, Nevada, 5%, November 2024 (AMBAC insured)*	300,000	324,111	324,768
Las Vegas Valley, Nevada, Water District, Series A, 5%, February 2037	250,000	264,687	255,938
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	350,000	324,289	396,956
New Jersey State, Various Purpose, 4.5%, April 2021 (AMBAC insured)*	350,000	373,167	357,521
West Morris, New Jersey, Regional High School District, 5%, May 2024 (National insured, School Bond Reserve guaranteed)	100,000	105,585	102,800
New York, New York, Series O, 5%, June 2022 (CIFG insured)	250,000	266,962	269,280
New York, New York, Series O, 5%, June 2022 (CIFG insured)	75,000	80,089	78,774
New York, New York, Series M, 5%, April 2025 (FGIC insured)**	315,000	323,026	329,225
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	498,350	514,565
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 2028	500,000	494,450	561,775
New York State Mortgage Agency, 3.1%, April 2028	200,000	200,000	171,768
New York State Dormitory Authority, 5%, March 2020	95,000	103,813	101,527
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024 (AMBAC insured)*	500,000	523,050	514,505
North Dakota, State, North Dakota Housing Finance Agency, Series E, Housing Finance Program, 4.75%, July 2030	370,000	370,000	374,877
Toledo, Ohio, City School District, 5%, December 2025 (AGM insured)	250,000	258,100	251,935
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%, July 2023 (National FGIC insured)	575,000	617,038	494,684
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)*	565,000	560,232	653,417
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 2032	400,000	421,720	419,408

Keyco Bond Fund, Inc.

Schedule of Portfolio Investments - Continued

September 30, 2013

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Other States and Territories (continued)
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021 (AMBAC insured)*	$475,000	$483,906	$476,091
Crosby, Texas, Independent School District, 5%, February 2043	250,000	263,495	263,323
Dallas, Texas, 4.75%, February 2026	250,000	270,025	265,232
Texas State Transportation Commission Mobility Fund, 4.5%, April 2032	620,000	640,169	629,573
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	399,968	420,956
Richmond, Virginia, Public Utility, Revenue, 5%, January 2043	250,000	265,580	262,678
Virginia College, Building Authority, Series, B, 4%, February 2028	250,000	250,000	253,353
University of Washington, Revenue, 4.5%, April 2035	330,000	310,421	333,346
Washington State, Series C, 5%, January 2032 (National FGIC insured)	365,000	375,191	386,696
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	304,942	315,089
Washington State, Motor Vehicle Fuel Tax, Series B-2, 4%, August 2014	250,000	268,040	257,650
Washington State, Motor Vehicle Fuel Tax, Series B-2, 2%, August 2016	240,000	252,374	248,287

	20,055,000	20,493,859	20,729,126

Total bonds	24,155,000	24,739,526	24,901,616
Money Market Fund (0.3%)
Goldman Sachs Financial Square Tax-Free Money Market	82,938	82,938	82,938

Total investment portfolio	$24,237,938	$24,822,464	24,984,554

Other assets less liabilities (1.0%)			249,999

Net assets (100%)			$25,234,553

*	This bond is covered by insurance issued by Ambac Assured Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds when they fall due is not known at this time.
**	This bond is covered by Financial Guaranty Insurance Company (“FGIC”). On June 28, 2012, the New York Supreme Court signed a Rehabilitation Order appointing a Rehabilitator of FGIC. No assurance can be given at this time as to whether, when, or to what extent any claims may be paid.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Notes to Financial Statements

1.	Significant Accounting Policies

Keyco Bond Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation

The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The Fund’s custodian uses multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the custodian may utilize a market-based approach through which quotes from market makers are obtained. In instances where sufficient market activity may not exist or is limited, the custodian may also utilize proprietary valuation models which may consider various market characteristics such as benchmark yield curves, credit spreads, estimated default rates, coupon rates and other unique security features in order to estimate the relevant cash flows which are then discounted to calculate the fair value. In the unlikely event that the Fund’s custodian is unable to value one or more of the bonds, the valuation(s) will be obtained from a brokerage firm that markets municipal bonds or a source referred by that brokerage firm. The Fund’s policies require that the Board of Directors (“Board”) be notified that this alternative valuation method was used at the next regularly scheduled meeting of the Board.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Level 1	Level 2	Level 3
Tax-exempt municipal bonds***	$—	$24,901,616	$—
Money market fund	82,938	—	—

Total	$82,938	$24,901,616	$—

There were no transfers between the levels during the year ended September 30, 2013.

***	Refer to Schedule of Portfolio Investments for nature and risk of municipal bonds held by the Fund.

Keyco Bond Fund, Inc.

Notes to Financial Statements - Continued

1.	Significant Accounting Policies – Continued

Income Taxes

Federal Income Taxes

It is the Fund’s intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

The cost of securities for federal income tax purposes approximates the cost for financial statement purposes. The components of distributable earnings on a tax basis were as follows:

Accumulated undistributed net investment income		$222,885
Gross unrealized appreciation	$686,769
Gross unrealized depreciation	(524,679)

Net unrealized appreciation		162,090

		$384,975

The tax character of distributions paid was as follows:

	September 30,	September 30,
	2013	2012
Tax-exempt income	$861,736	$925,098
Short-term capital gains	54	28
Long-term capital gains	3,667	29,875

	$865,457	$955,001

Michigan Corporate Income Tax

It has been determined that the Fund has no liability for the Michigan Corporate Income Tax which became effective January 1, 2012, or its predecessor tax, the Michigan Business Tax, which was in effect from January 1, 2008 until January 1, 2012.

The Fund has reviewed all open tax years for federal and State of Michigan tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. There are no unrecognized tax benefits in the financial statements. The Fund’s tax returns are subject to examination for federal purposes for three years from the date of filing and for State purposes for four years from the date of filing. The Fund has not been subject to interest and/or penalties on its tax return filings.

Other

The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

Keyco Bond Fund, Inc.

Notes to Financial Statements - Continued

1.	Significant Accounting Policies - Continued

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.	Purchases and Dispositions of Securities

The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $3,896,328 and $3,652,004, respectively for the year ended September 30, 2013.

3.	Portfolio Manager

The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

4.	Related Party Transactions

Legal and accounting expenses incurred include $42,000 for accounting and administrative services provided by an entity owned by an officer of the Fund.

5.	Risks and Uncertainties

The Fund invests in municipal bonds. Municipal bonds are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with investments in municipal bonds, it is possible that changes in the values of the bonds will occur in the near term and that such changes could materially affect the amounts reported in the Statement of Assets and Liabilities. The ability of issuers of debt instruments held by the Fund to meet their obligations may also be affected by economic and political developments in a specific state or region.

6.	Subsequent Events

The Fund has evaluated subsequent events through the date these financial statements were issued. No events have taken place that meet the definition of a subsequent event that requires disclosure in these financial statements.

Item 2. Code of Ethics.

As of September 30, 2013, the registrant had adopted a code of ethics applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether such individuals are employed by the registrant or a third-party. A copy of the registrant’s Code of Ethics is available to shareholders upon request. If you would like to receive a copy, please contact Keyco Bond Fund, Inc. at 27777 Franklin Road, Suite 1630, Southfield, Michigan 48034 and one will be sent, without charge, by first-class mail.

There have been no amendments to the registrant’s code of ethics during the past year. No waivers have been granted under a provision of the code of ethics during the past year.

Item 3. Audit Committee Financial Expert.

The Board of Directors of the registrant has determined that the registrant does not currently have a member serving on its Board of Directors that meets the definition of an “audit committee financial expert” as defined in the instructions to this Form N-CSR.

Although each member of the registrant’s Board of Directors has one or more of the attributes required in order for such person to be determined to be an audit committee financial expert, no member has all of such required attributes. The Directors reviewed the attributes, education, and experience of each member of the registrant’s Board of Directors, the nature of the accounting principles applicable to the registrant, and the registrant’s underlying internal controls and reporting mechanisms and determined that the members of the registrant’s Board of Directors, as a group, have the experience and education necessary to perform the audit committee’s responsibilities, including with respect to the evaluation of the financial statements of the registrant. In addition, the Directors determined that the Board has the resources and authority necessary to discharge its responsibilities, including the authority to retain at any time independent counsel and other advisers and experts.

Item 4. Principal Accountant Fees and Services.

Information is contained under the caption “Fees of Independent Public Accountant” in the registrant’s Proxy Statement dated November 20, 2013 and is incorporated herein by reference.

The registrant’s Board of Directors pre-approves all audit and permissible non-audit services rendered to the registrant.

Item 5. Audit Committee of Listed Registrant.

The registrant’s shares are not listed for trading on a national securities exchange.

Item 6. Schedule of Investments.

This Schedule is included as part of the Report to Shareholders filed under Item 1 hereof.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable because the registrant invests exclusively in non-voting fixed income debt securities.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Portfolio Manager: Joel D. Tauber, President of the registrant since 1995, has primary responsibility for the day-to-day management of the Fund’s portfolio. He has served as a manufacturing executive, business consultant and investor since prior to 1999. Following is a report of the number and types of other accounts managed by Mr. Tauber and the assets under management in those accounts:

Registered investment companies	None
Other pooled investment vehicles	None
Other accounts:

Mr. Tauber is managing officer of several limited liability companies which invest directly or indirectly in operating businesses and which may also invest in other investment partnerships and/or marketable securities. The value of the total assets held by each of these limited liability companies is not available because most of the investments held by these entities do not have readily available market values.

Mr. Tauber does not receive any advisory fees which are based on the performance of the investments in these limited liability companies.

Conflicts of Interest: While it is possible for a limited liability company of which Mr. Tauber is managing officer to invest directly in individual municipal bonds, these companies have not done so. It is more likely that, if these entities choose to invest in municipal bonds, they will do so through some type of investment where they will not control or have any influence on which municipal bonds are purchased.

Since Mr. Tauber receives no advisory fee which is based on the performance of any of the accounts of these companies, no potential conflict of interest exists with regard to advisory fees.

The registrant has adopted a Code of Ethics and obtains the quarterly transactions and annual holdings of Mr. Tauber and the accounts over which he has signature authority to review the transactions and holdings for possible conflicts of interest.

Compensation: Mr. Tauber receives no compensation for his services to the registrant.

Valuation of Ownership: The value of the registrant’s shares beneficially owned by Mr. Tauber is over $1,000,000.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting, including no significant deficiencies or material weaknesses that required corrective action.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(3) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

DIRECTORS AND OFFICERS

Following are the directors and officers of the registrant together with a brief description of their principal occupations during the past five years or, in some cases, more than five years. Each director and officer is elected for a one-year term. Mr. Tauber is the father of Ms. Horing. Mr. Purther, Ms. Horing and Mr. Pullman are cousins. The registrant is the only fund in the fund complex. The address for each director and officer is in care of the Company at 27777 Franklin Road, Suite 1630, Southfield, Michigan 48034.

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years and Other Directorships Held by Director
DISINTERESTED DIRECTORS

Mark E. Schlussel, 72	Director	One year term Director since 1979	Partner in the firm Schlussel & Schefman, attorneys (Birmingham, MI) since April 2004.

David K. Page, 80	Director	One year term Director since 1989	Partner in the firm of Honigman Miller Schwartz and Cohn, attorneys (Detroit, MI) for more than five years. Director of Meadowbrook Insurance Group, Inc.

INTERESTED DIRECTORS AND OFFICERS

Thomas E. Purther, 48	Director, Secretary	One year term Director since 1994	Chairman and CEO of Cambridge Investors, LLC, real estate acquisition and private equity firm (Troy, MI) since June 2000; Manager and Member of Cambridge Fitness, LLC, an operator of fitness centers in Michigan and Ohio (Troy, MI) since October 2010; CEO of Paramount Bancorp, Inc., a bank holding company, and Chairman of its subsidiary Paramount Bank, a commercial bank (Farmington Hills, MI) from February 1998 to December 2010. The Michigan Office of Financial and Insurance Regulation closed Paramount Bank on December 10, 2010 and placed it into receivership with the Federal Deposit Insurance Corporation (FDIC).

DIRECTORS AND OFFICERS - continued

Name and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years and Other Directorships Held by Director

Ellen T. Horing, 50	Director, Treasurer	One year term Director since 1995	Portfolio manager of Highgate Partners, L.P., an investment partnership (Briarcliff Manor, NY) since January 1993; portfolio advisor and partner, Sterling Stamos Capital Management, LP (formerly SP Capital Management, LP) (New York, NY) January 2003 to December 2004 and reduced interest limited partner in Sterling Stamos Capital Management, LP from December 2004 to July 2007.

Michael Pullman, 29	Director	One year term Director since 2009	Principal at Scenic Investments Colorado Fitness, LLC (New York, NY) from July 2011 to present; acquisitions associate (previously acquisitions analyst) for DLC Management (Tarrytown, NY) from July 2006 to July 2011.

Joel D. Tauber, 78	President	One year term President since October 1995	Manufacturing executive, business consultant and investor since prior to 1999; Chairman of the Board of Directors of KCL Management Corp. (Chicago, IL) since December 2005; Co-Manager of NK Management, LLC (Chicago, IL) since January 2009.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: November 20, 2013

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

EX.99.906CERT (b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.